U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          FORM 24F-2
                               Annual Notice of Securities Sold
                                    Pursuant to Rule 24f-2

                   Read instructions at end of Form before preparing Form.
                                     Please print or type

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1.      Name and address of issuer:
        Phoenix Series Fund
        101 Munson Street
        Greenfield, MA 01301

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2.      Name of each series or class of funds for which this notice is filed:
        Balanced Fund Series Class A Shares
        Balanced Fund Series Class B Shares
        Convertible Fund Series Class A Shares
        Convertible Fund Series Class B Shares
        Growth Fund Series Class A Shares
        Growth Fund Series Class B Shares
        U.S. Stock Fund Series Class A Shares
        U.S. Stock Fund Series Class B Shares
        High Yield Fund Series Class A Shares
        High Yield Fund Series Class B Shares
        Money Market Fund Series Class A Shares
        Money Market Fund Series Class B Shares
        U.S. Government Securities Fund Series Class A Shares
        U.S. Government Securities Fund Series Class B Shares

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3.      Investment Company Act File Number: 811-810


        Securities Act File Number: 2-14069

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4.      Last day of fiscal year for which this notice is filed: October 31, 1995


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5.      Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         [ ]

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6.      Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



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7.      Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        None

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8.      Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        None


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9.      Number and aggregate sale price of securities sold during the fiscal year:


        677,057,032 shares   $1,507,268,151


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
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10.     Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        651,840,219 shares   $1,270,159,811

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11.     Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

        25,216,813 shares    $237,108,340

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12.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during
               the fiscal year in reliance on rule 24f-2
               (from Item 10):                                   $1,270,159,811

        (ii)   Aggregate price of shares issued in connection
               with dividend reinvestment plans (from Item 11,
               if applicable):                                   +  237,108,340

        (iii)  Aggregate price of shares redeemed or
               repurchased during the fiscal year
               (if applicable):                                  -2,264,235,543

        (iv)   Aggregate price of shares redeemed or
               repurchased and previously applied as a
               reduction to filing fees pursuant to
               rule 24e-2 (if applicable):                       +____________

        (v)    Net aggregate price of securities sold and
               issued during the fiscal year in reliance on
               rule 24f-2 [line (i), plus line (ii), less
               line (iii), plus line (iv) (if applicable):         (756,967,392)

        (vi)   Multiplier prescribed by Section 6(b) of the
               Securities Act of 1933 or other applicable
               law or regulation (see Instruction C.6):          x____________

        (vii)  Fee due [line (i) or line (v) multiplied by
               line (vi)]                                                    $0

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.     Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         [ ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




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                                         SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ Patricia O. McLaughlin
                                   Patricia O. McLaughlin, Assistant Secretary
                                   Phoenix Series Fund
     Date   12/28/95
     *Please print the name and title of the signing officer below the signature.


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

                                    December 28, 1995




Board of Trustees
Phoenix Series Fund
101 Munson Street
Greenfield, MA  01301

RE:     Registration Statement No. 2-14069

Gentlemen:

        I have served as counsel to the Phoenix Series Fund in connection with the registration on Form N-1A of an indefinite number of its shares of beneficial interest under the Securities Act of 1933 and the subsequent notification with respect to 651,840,219 such shares sold in reliance upon Rule 24f-2 under the Investment Company Act of 1940 during the fiscal year ended October 31, 1995 (the "Shares").

        Based on my review of the relevant materials, it is my opinion that the Shares are legally issued, fully paid and non-assessable. I consent to the use of this opinion in connection with the Rule 24f-2 Notice to be filed with the Securities and Exchange Commission.

                                    Very truly yours,


                                    /s/ Patricia O. McLaughlin
                                        Patricia O. McLaughlin



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